Subsequent Event (Narrative) (Details) (Financing Agreement with AGS Capital Group, LLC)	0 Months Ended
Jul. 29, 2013
Financing Agreement with AGS Capital Group, LLC
Subsequent Event [Line Items]
Financing agreement terms	Company entered into a reserve equity financing agreement (the “Financing Agreement”) with AGS Capital Group, LLC, (“AGS”). Pursuant to the Financing Agreement, the Company has the right, but not the obligation, to issue $25,000,000 of the Company’s common stock to AGS over the course of 3 years.